31. Other operating income (expenses), net (Tables)	12 Months Ended
Dec. 31, 2018
Other Operating Income Expenses Net Tables Abstract
Other operating income (expenses), net
	2018	2017	2016

Other operating income, net	93,089	75,410	62,570
Other operating expenses	(64,498)	(81,089)	(57,848)

Other operating income (expenses), net	28,591	(5,679)	4,722